Consolidated statements of financial position - USD ($)	Feb. 28, 2026	Aug. 31, 2025
Current
Cash and cash equivalents [note 5]	$ 4,061,703	$ 7,418,779
Cash and cash equivalents [note 5]	150,000	0
Trade and other receivables [note 6]	564,397	483,184
Income tax receivable	12,761	9,058
Inventories [note 7]	30,237,222	36,871,647
Prepaid expenses and deposits to suppliers [note 7]	3,586,000	3,771,918
Share subscription receivable [note 17]	326,048	28,526
Proceeds receivable from related parties (note 6 and 21)	6,556,314	10,389,917
Total current assets	45,494,445	58,973,029
Right-of-use assets [note 8]	9,305,501	7,070,321
Property and equipment [note 9]	2,980,399	3,307,055
Intangibles [note 10]	508,601	481,197
Goodwill [note 4]	190,935
Deferred income taxes	10,370
Other financial assets	141,587	81,655
Total assets	58,631,838	69,913,257
Current
Trade and other payables [notes 11 & 17]	7,502,634	8,607,790
Provision on onerous contracts	67,195	66,706
Contract liabilities [note 12]	6,372,743	5,674,870
Floor plan financing [note 14]	18,152,523	32,511,664
Amounts due to related parties [note 17]	62,867
Current portion of lease liabilities [note 13]	2,498,210	1,666,853
Current portion of long-term debt [note 15]	432,864	657,110
Current portion of derivative liabilities [note 16]	438,672	510,238
Total current liabilities	35,527,708	49,695,231
Lease liabilities [note 13]	7,035,097	5,338,738
Long-term debt [note 15]	1,225,340	1,373,885
Purchase consideration payable to related party [notes 16 and 17]	5,354,308	5,048,506
Deferred income taxes		5,895
Total liabilities	49,142,453	61,462,255
Shareholders' equity
Capital stock [note 18]	73,727,463	67,144,672
Contributed surplus [note 19]	12,337,548	11,785,399
Accumulated other comprehensive income	1,183,405	1,102,489
Deficit	(77,759,031)	(71,581,558)
Total shareholders' equity	9,489,385	8,451,002
Total shareholders' equity and liabilities	$ 58,631,838	$ 69,913,257